Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Significant Subsidiaries

The following are the significant subsidiaries included in these financial statements:

Name	Country of Incorporation	Ownership interest
		2017	2016
Copa Airlines	Panama	99%	99%
Copa Colombia	Colombia	99%	99%
Oval	British Virgin Islands	100%	100%

Estimated Useful Lives of Assets and Considering Residual Value

Depreciation is recognized in the consolidated statement of profit or loss from the date the property, and equipment is installed and ready for use.

	Estimate useful	Residual
Property and equipment	life (years)	Value
Flight equipment -
Airframe and engines	27	15%
Major maintenance events	3-16	—
Ramp and miscellaneous -
Ground equipment	10	—
Furniture, fixture, equipment and other	5-10	—
Leasehold improvements	Lesser of remaining lease term and estimated useful life of the leasehold improvement	—